Share-based Payment Arrangements - Summary of Information About ASE Mauritius Inc. Option Plan (Detail) shares in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price, Beginning balance		$ 58.1
Weighted average exercise price, Options forfeited	$ 71.5
ASE Mauritius Inc. option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares			28,470
Number of options, forfeited | shares			(250)
Number of options, expired | shares			(28,220)
Weighted average exercise price, Beginning balance			$ 1.7
Weighted average exercise price, Options forfeited			1.7
Weighted average exercise price, Options expired			$ 1.7